Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2014
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

	March 31, 2014	March 31, 2013
	US$	US$
Leasehold improvements and buildings	32,953,940	28,511,687
Plant and machinery	28,072,532	35,469,194
Moulds	617,380	386,554
Transportation equipment	1,527,750	1,552,518
Furniture, fixtures and equipment	4,541,432	5,885,172
Construction in progress	1,259,572	2,288,034

	68,972,606	74,093,159
Less: Accumulated depreciation	(42,655,648)	(47,564,478)

Property, plant and equipment, net	26,316,958	26,528,681